CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities
Net income	$ 257,593	$ 215,726	$ 53,437
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	69,339	66,116	85,336
Valuation allowance on loans held for sale	0	275	0
Deferred tax provision	14,567	(11,015)	3,048
Amortization of FDIC fees	1,046	3,897	5,948
Amortization of brokered deposit placement fee	9,754	8,416	10,020
Amortization of deferred loan origination costs and fees, net	2,199	5,337	2,404
Net accretion of discount on investments	(7,187)	(10,058)	(11,119)
Depreciation of premises and equipment	3,273	4,467	17,477
Amortization and impairment of acquired intangibles	3,317	13,125	4,149
Stock-based compensation expense	15,681	19,102	22,362
Interest rate swap	(324)	5,411	(4,982)
Gains on sales of loans held for sale	0	(167)	0
Gains on sale of securities	(63,813)	(129)	0
Gains on sale of loans to affiliates	(196,593)	(235,202)	(21,412)
Changes in operating assets and liabilities:
Net decrease in loans held for sale	3,628	61,275	10,371
Origination of loans held for sale	(3,628)	(61,275)	(10,371)
Increase in accrued interest receivable	(281,856)	(168,146)	(48,739)
Increase in other assets	(1,642)	(4,480)	(25,915)
Increase in income tax payable due to affiliate	56,784	88,803	52,016
Increase (decrease) in accrued interest payable	239	2,095	(4,499)
Increase (decrease) due to affiliate	147,379	96,591	(340)
Increase (decrease) in other liabilities	40,264	(614)	(61,171)
Total adjustments	(187,573)	(116,176)	24,583
Total net cash provided by operating activities	70,020	99,550	78,020
Investing activities
Student loans acquired and originated	(510,829)	(848,330)	(161,138)
Net proceeds from sales of student loans held for investment	2,546,940	2,789,822	1,829,685
Net increase in loans held for investment	(3,302,858)	(2,938,830)	(2,280,276)
Purchases of available-for-sale securities	(62,097)	(33,053)	0
Proceeds from sales and maturities of available-for-sale securities	597,728	27,017	11,251
Total net cash used in investing activities	(731,116)	(1,003,374)	(600,478)
Financing activities
Brokered deposit placement fee	(12,114)	(16,484)	(2,736)
Net increase (decrease) in brokered certificates of deposit	477,080	380,400	(856,565)
Net (decrease) increase in NOW account deposits	(1,017)	3,197	4,271
Net increase (decrease) in High Yield Savings Deposits	9,698	(176,383)	121,774
Net increase in Retail Certificates of Deposit	58,376	14,904	40,612
Net increase in MMDA deposits	1,117,992	1,283,072	588,792
Net decrease in deposits with affiliate	(126,923)	(12,166)	21,820
Excess Tax Benefit from Share-based Compensation, Financing Activities	6,258	891	717
Net capital contributions (to) from affiliate	(164,471)	(20,419)	172,180
Dividend paid to affiliate	(120,000)	(420,000)	(100,000)
Net cash provided by financing activities	1,244,879	1,037,012	(9,135)
Net increase (decrease) in cash and cash equivalents	583,783	133,188	(531,593)
Cash and cash equivalents at beginning of year	1,599,082	1,465,894	1,997,487
Cash and cash equivalents at end of year	2,182,865	1,599,082	1,465,894
Cash disbursements made for:
Interest	76,901	75,250	97,900
Income taxes paid	$ 81,194	$ 47,378	$ 25,321